INVESTMENTS - Investments Held (Details) - EBP France - EUR (€)	Jun. 30, 2025	Jun. 30, 2024
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	€ 212,369,557	€ 218,772,852
Investment, Identifier [Axis]: Groupe Procter & Gamble (Option D)
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares)	316,429	322,261
Total investments	€ 134,927,478	€ 145,525,742
Investment, Identifier [Axis]: Groupe Procter & Gamble 5000 (Option C)
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares)	647,345	626,974
Total investments	€ 27,681,676	€ 25,212,059
Investment, Identifier [Axis]: Groupe Procter & Gamble Actions (Option A)
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares)	192,065	194,092
Total investments	€ 29,173,094	€ 27,532,125
Investment, Identifier [Axis]: Groupe Procter & Gamble Obligations (Option B)
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares)	544,436	564,123
Total investments	€ 16,351,548	€ 16,434,869
Investment, Identifier [Axis]: Groupe Procter & Gamble Obligations (Option F)
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares)	2,720,879	2,724,576
Total investments	€ 4,235,761	€ 4,068,056